Bank Loans	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Bank Loans

NOTE 8 – Bank Loans

The following table presents the balance and associated percentage of each major loan category in our bank loan portfolio at December 31, 2017 and 2016 (in thousands, except percentages):

	December 31, 2017		December 31, 2016
	Balance	Percent	Balance	Percent
Residential real estate	$2,593,576	37.0%	$2,161,400	38.4%
Commercial and industrial	2,437,938	34.8	1,710,399	30.3
Securities-based loans	1,819,206	25.9	1,614,033	28.6
Commercial real estate	116,258	1.7	78,711	1.4
Consumer	24,508	0.3	45,391	0.8
Home equity lines of credit	15,039	0.2	15,008	0.3
Construction and land	7,896	0.1	12,623	0.2
Gross bank loans	7,014,421	100.0%	5,637,565	100.0%
Unamortized loan premium/(discount), net	788		858
Loans in process	(856)		(49)
Unamortized loan fees, net	872		(2,021)
Allowance for loan losses	(67,466)		(45,163)
Bank loans, net	$6,947,759		$5,591,190

At December 31, 2017 and 2016, Stifel Bank had loans outstanding to its executive officers, directors, and their affiliates in the amount of $4.0 million and $3.7 million, respectively, and loans outstanding to other Stifel Financial Corp. executive officers, directors, and their affiliates in the amount of $8.4 million and $5.6 million, respectively.

At December 31, 2017 and 2016, we had loans held for sale of $226.1 million and $228.6 million, respectively. For the years ended December 31, 2017, 2016, and 2015, we recognized gains of $12.3 million, $16.0 million, and $12.7 million, respectively, from the sale of originated loans, net of fees and costs.

At December 31, 2017 and 2016, residential and commercial real estate loans of $2.4 billion and $2.3 billion, respectively, were pledged at the Federal Home Loan Bank as collateral for borrowings.

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2017 and 2016 (in thousands).

	Year Ended December 31, 2017
	Beginning Balance	Provision	Charge- offs	Recoveries	Ending Balance
Commercial and industrial	$35,127	$19,666	$(355)	$36	$54,474
Securities-based loans	3,094	(1,006)	—	—	2,088
Residential real estate	2,660	5,770	—	—	8,430
Commercial real estate	1,363	2,860	(2,703)	—	1,520
Home equity lines of credit	371	(212)	—	3	162
Construction and land	232	(132)	—	—	100
Consumer	129	(115)	—	2	16
Qualitative	2,187	(1,511)	—	—	676
	$45,163	$25,320	$(3,058)	$41	$67,466

	Year Ended December 31, 2016
	Beginning Balance	Provision	Charge- offs	Recoveries	Ending Balance
Commercial and industrial	$24,748	$10,646	$(267)	$—	$35,127
Securities-based loans	1,607	1,487	—	—	3,094
Residential real estate	1,241	1,430	(13)	2	2,660
Commercial real estate	264	1,090	—	9	1,363
Home equity lines of credit	290	81	—	—	371
Construction and land	78	154	—	—	232
Consumer	105	38	(16)	2	129
Qualitative	1,454	733	—	—	2,187
	$29,787	$15,659	$(296)	$13	$45,163

The following table presents the unpaid principal balances of loans and amount of allowance allocated based upon impairment method by portfolio segment at December 31, 2017 (in thousands):

	Allowance for Loan Losses			Recorded Investment in Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Residential real estate	$24	$8,406	$8,430	$171	$2,593,405	$2,593,576
Commercial and industrial	9,059	45,415	54,474	28,856	2,409,082	2,437,938
Securities-based loans	—	2,088	2,088	—	1,819,206	1,819,206
Commercial real estate	—	1,520	1,520	—	116,258	116,258
Consumer	2	14	16	2	24,506	24,508
Home equity lines of credit	20	142	162	184	14,855	15,039
Construction and land	—	100	100	—	7,896	7,896
Qualitative	—	676	676	—	—	—
	$9,105	$58,361	$67,466	$29,213	$6,985,208	$7,014,421

The following table presents the unpaid principal balances of loans and amount of allowance allocated based upon impairment method by portfolio segment at December 31, 2016 (in thousands):

	Allowance for Loan Losses			Recorded Investment in Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Residential real estate	$24	$2,636	$2,660	$178	$2,161,222	$2,161,400
Commercial and industrial	2,392	32,735	35,127	16,815	1,693,584	1,710,399
Securities-based loans	—	3,094	3,094	—	1,614,033	1,614,033
Commercial real estate	722	641	1,363	9,522	69,189	78,711
Consumer	6	123	129	6	45,385	45,391
Home equity lines of credit	231	140	371	413	14,595	15,008
Construction and land	—	232	232	—	12,623	12,623
Qualitative	—	2,187	2,187	—	—	—
	$3,375	$41,788	$45,163	$26,934	$5,610,631	$5,637,565

In determining the amount of our allowance, we rely on an analysis of our loan portfolio, our experience, and our evaluation of general economic conditions. If our assumptions prove to be incorrect, our current allowance may not be sufficient to cover future loan losses and we may experience significant increases to our provision.

There are two components of the allowance for loan losses: the inherent allowance component and the specific allowance component. The inherent allowance component of the allowance for loan losses is used to estimate the probable losses inherent in the loan portfolio and includes non-homogeneous loans that have not been identified as impaired and portfolios of smaller balance homogeneous loans. Our company maintains methodologies by loan product for calculating an allowance for loan losses that estimates the inherent losses in the loan portfolio. Qualitative and environmental factors, such as economic and business conditions, nature and volume of the portfolio and lending terms, and volume and severity of past due loans may also be considered in the calculations. The allowance for loan losses is maintained at a level reasonable to ensure that it can adequately absorb the estimated probable losses inherent in the portfolio.

The specific allowance component of the allowance for loan losses is used to estimate probable losses for non-homogeneous exposures, including loans modified in a Troubled Debt Restructuring (TDR), which have been specifically identified for impairment analysis by our company and determined to be impaired. At December 31, 2017, we had $29.2 million of impaired loans, net of discounts, which included $9.1 million in troubled debt restructurings. The specific allowance on impaired loans at December 31, 2017 was $9.1 million. At December 31, 2016, we had $26.9 million of impaired loans, net of discounts, which included $9.7 million in troubled debt restructurings. The specific allowance on impaired loans at December 31, 2016 was $3.4 million. The gross interest income related to impaired loans, which would have been recorded had these loans been current in accordance with their original terms, and the interest income recognized on these loans during the year ended December 31, 2017 and 2016, were insignificant to the consolidated financial statements.

The tables below present loans that were individually evaluated for impairment by portfolio segment at December 31, 2017 and 2016, including the average recorded investment balance (in thousands):

	December 31, 2017
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and industrial	$28,856	$5,211	$23,645	$28,856	$9,059	$30,277
Consumer	677	—	2	2	2	5
Home equity lines of credit	184	—	184	184	20	300
Residential real estate	171	—	171	171	24	174
Total	$29,888	$5,211	$24,002	$29,213	$9,105	$30,756

	December 31, 2016
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and industrial	$16,815	$—	$16,815	$16,815	$2,392	$22,559
Commercial real estate	10,503	—	9,522	9,522	722	9,080
Consumer	833	—	6	6	6	9
Home equity lines of credit	413	—	413	413	231	413
Residential real estate	178	—	178	178	24	181
Total	$28,742	$—	$26,934	$26,934	$3,375	$32,242

The following tables present the aging of the recorded investment in past due loans at December 31, 2017 and 2016, by portfolio segment (in thousands):

	December 31, 2017
	30-89 Days Past Due	90 or More Days Past Due	Total Past Due	Current Balance	Total
Residential real estate	$7,892	$—	$7,892	$2,585,684	2,593,576
Commercial and industrial	11,883	—	11,883	2,426,055	2,437,938
Securities-based loans	—	—	—	1,819,206	1,819,206
Commercial real estate	—	—	—	116,258	116,258
Consumer	2	—	2	24,506	24,508
Home equity lines of credit	184	—	184	14,855	15,039
Construction and land	—	—	—	7,896	7,896
Total	$19,961	$—	$19,961	$6,994,460	$7,014,421

	December 31, 2017 *
	Non-accrual	Restructured	Total
Commercial and industrial	$19,904	$8,952	$28,856
Home equity lines of credit	184	—	184
Residential real estate	—	171	171
Consumer	2	—	2
Total	$20,090	$9,123	$29,213

* There were no loans past due 90 days and still accruing interest at December 31, 2017.

	December 31, 2016
	30 – 89 Days Past Due	90 or More Days Past Due	Total Past Due	Current Balance	Total
Residential real estate	$1,923	$—	$1,923	$2,159,477	2,161,400
Commercial and industrial	—	—	—	1,710,399	1,710,399
Securities-based loans	—	—	—	1,614,033	1,614,033
Commercial real estate	9,522	—	9,522	69,189	78,711
Consumer	—	2	2	45,389	45,391
Home equity lines of credit	78	196	274	14,734	15,008
Construction and land	—	—	—	12,623	12,623
Total	$11,523	$198	$11,721	$5,625,844	$5,637,565

	December 31, 2016 *
	Non-accrual	Restructured	Total
Commercial and industrial	$16,815	$—	$16,815
Commercial real estate	—	9,522	9,522
Home equity lines of credit	413	—	413
Residential real estate	—	178	178
Consumer	6	—	6
Total	$17,234	$9,700	$26,934

* There were no loans past due 90 days and still accruing interest at December 31, 2016.

Credit quality indicators

As of December 31, 2017, bank loans were primarily extended to non-investment-grade borrowers. Substantially all of these loans align with the U.S. federal bank regulatory agencies’ definition of Pass. Loans meet the definition of Pass when they are performing and/or do not demonstrate adverse characteristics that are likely to result in a credit loss. A loan is determined to be impaired when principal or interest becomes 90 days past due or when collection becomes uncertain. At the time a loan is determined to be impaired, the accrual of interest and amortization of deferred loan origination fees is discontinued (non-accrual status), and any accrued and unpaid interest income is reversed.

We closely monitor economic conditions and loan performance trends to manage and evaluate our exposure to credit risk. Trends in delinquency ratios are an indicator, among other considerations, of credit risk within our loan portfolios. The level of nonperforming assets represents another indicator of the potential for future credit losses. Accordingly, key metrics we track and use in evaluating the credit quality of our loan portfolio include delinquency and nonperforming asset rates, as well as charge-off rates and our internal risk ratings of the loan portfolio. In general, we are a secured lender. At December 31, 2017 and 2016, 97.2% and 97.9% of our loan portfolio was collateralized, respectively. Collateral is required in accordance with the normal credit evaluation process based upon the creditworthiness of the customer and the credit risk associated with the particular transaction. Our company uses the following definitions for risk ratings:

Pass. A credit exposure rated pass has a continued expectation of timely repayment, all obligations of the borrower are current, and the obligor complies with material terms and conditions of the lending agreement.

Special Mention. Extensions of credit that have potential weakness that deserve management’s close attention and, if left uncorrected, may, at some future date, result in the deterioration of the repayment prospects or collateral position.

Substandard. Obligor has a well-defined weakness that jeopardizes the repayment of the debt and has a high probability of payment default with the distinct possibility that we will sustain some loss if noted deficiencies are not corrected.

Doubtful. Inherent weakness in the exposure makes the collection or repayment in full, based on existing facts, conditions, and circumstances, highly improbable, and the amount of loss is uncertain.

Doubtful loans are considered impaired. Substandard loans are regularly reviewed for impairment. When a loan is impaired, the impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or as a practical expedient, the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent.

Portfolio segments:

Commercial and industrial (“C&I”). C&I loans primarily include commercial and industrial lending used for general corporate purposes, working capital and liquidity, and “event-driven.” “Event-driven” loans support client merger, acquisition, or recapitalization activities. C&I lending is structured as revolving lines of credit, letter of credit facilities, term loans, and bridge loans. Risk factors considered in determining the allowance for corporate loans include the borrower’s financial strength, seniority of the loan, collateral type, leverage, volatility of collateral value, debt cushion, and covenants.

Securities-based loans. Securities-based loans allow clients to borrow money against the value of qualifying securities for any suitable purpose other than purchasing, trading, or carrying securities or refinancing margin debt. The majority of consumer loans are structured as revolving lines of credit and letter of credit facilities and are primarily offered through Stifel’s Pledged Asset (SPA) program. The allowance methodology for securities-based lending considers the collateral type underlying the loan.

Consumer. Consumer loans allow customers to purchase non-investment goods and services.

Real Estate. Real estate loans include commercial real estate, residential real estate non-conforming loans, residential real estate conforming loans, and home equity lines of credit. The allowance methodology real estate loans considers several factors, including, but not limited to, loan-to-value ratio, FICO score, home price index, delinquency status, credit limits, and utilization rates.

Construction and land. Short-term loans used to finance the development of a real estate project.

Based on the most recent analysis performed, the risk category of our loan portfolio was as follows: (in thousands):

	December 31, 2017
	Pass	Special Mention	Substandard	Doubtful	Total
Residential real estate	$2,593,096	$309	$171	$—	$2,593,576
Commercial and industrial	2,385,152	22,443	30,343	—	2,437,938
Securities-based loans	1,819,206	—	—	—	1,819,206
Commercial real estate	116,258	—	—	—	116,258
Consumer	24,506	—	2	—	24,508
Home equity lines of credit	14,855	—	184	—	15,039
Construction and land	7,896	—	—	—	7,896
Total	$6,960,969	$22,752	$30,700	$—	$7,014,421

	December 31, 2016
	Pass	Special Mention	Substandard	Doubtful	Total
Residential real estate	$2,161,223	$—	$177	$—	2,161,400
Commercial and industrial	1,652,211	27,905	30,283	—	1,710,399
Securities-based loans	1,614,033	—	—	—	1,614,033
Commercial real estate	69,189	—	9,522	—	78,711
Consumer	45,385	—	6	—	45,391
Home equity lines of credit	14,595	—	413	—	15,008
Construction and land	12,623	—	—	—	12,623
Total	$5,569,259	$27,905	$40,401	$—	$5,637,565